Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Net deferred tax assets
Deferred tax assets	SFr 4,787	SFr 4,920		SFr 4,787		SFr 4,943
Net operating loss carry-forwards, after allocation of valuation allowances	1,678	1,614		1,678
Temporary differences	3,109	3,306		3,109
Deferred tax liabilities	644	456		644		438
Deferred Tax Assets (Liabilities), Net	4,143	SFr 4,464		4,143
Accumulated undistributed earnings from foreign subsidiaries	SFr 11,900			SFr 11,900
Effective tax rate
Effective tax rate (as a percent)	28.00%	29.50%	37.80%	28.70%	36.10%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	187			187
Bank
Net deferred tax assets
Deferred tax assets	4,725			4,725		4,887
Net operating loss carry-forwards, after allocation of valuation allowances	1,655			1,655		1,632
Temporary differences	3,070			3,070		3,255
Deferred tax liabilities	246			246		268
Deferred Tax Assets (Liabilities), Net	4,479			4,479		SFr 4,619
Accumulated undistributed earnings from foreign subsidiaries	11,300			SFr 11,300
Effective tax rate
Effective tax rate (as a percent)				31.00%	33.30%
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0			SFr 0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 187			SFr 187